Nature of operations and basis of presentation	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements [Abstract]
Nature Of Operations

Note 1 – Nature of operations and basis of presentation

Nature of Operations

Popular, Inc. (the “Corporation”) is a diversified, publicly owned financial holding company subject to the supervision and regulation of the Board of Governors of the Federal Reserve System. The Corporation has operations in Puerto Rico, the United States and the Caribbean. In Puerto Rico, the Corporation provides commercial and retail banking services, including mortgage loan originations, through its principal banking subsidiary, Banco Popular de Puerto Rico (“BPPR”), as well as investment banking, broker-dealer, auto and equipment leasing and financing, and insurance services through specialized subsidiaries. In the U.S. mainland, the Corporation operates Banco Popular North America (“BPNA”), including its wholly-owned subsidiary E-LOAN. BPNA focuses efforts and resources on the core community banking business. BPNA operates branches in New York, New Jersey and South Florida. E-LOAN markets deposit accounts under its name for the benefit of BPNA. Refer to Note 4 for discussion of the sales of the Illinois, Central Florida and California regional operations during the year ended December 31, 2014. The BPNA branches operate under the name of Popular Community Bank. Note 45 to the consolidated financial statements presents information about the Corporation's business segments.

On April 30, 2010, BPPR entered into a purchase and assumption agreement with the Federal Deposit Insurance Corporation (the “FDIC”) to acquire certain assets and assume certain deposits and liabilities of Westernbank Puerto Rico (“Westernbank”), a Puerto Rico state-chartered bank headquartered in Mayaguez, Puerto Rico (the “Westernbank FDIC-assisted transaction”). Westernbank was a wholly-owned commercial bank subsidiary of W Holding Company, Inc. and operated in Puerto Rico. Refer to Note 13 – FDIC loss share assets and true-up payment obligation, to these consolidated financial statements for detailed information on this business combination.

Basis of Presentation

Certain reclassifications have been made to the 2012 and 2013 consolidated financial statements and notes to the financial statements to conform with the 2014 presentation. As discussed in Note 4, current and prior periods presented in the consolidated statement of operations as well as the related note disclosures covering income and expense amounts have been retrospectively adjusted for the impact of the discontinued operations for comparative purposes. The consolidated statement of financial condition and related note disclosure for prior periods do not reflect the reclassification of BPNA's assets and liabilities to discontinued operations.

During the year ended December 31, 2014, the Corporation recorded an out-of-period adjustment to correct an error in the amortization expense of the FDIC indemnification asset recorded during the years 2012 and 2013. The FDIC indemnity asset amortization for the year ended December 31, 2014, included a benefit of approximately $12.5 million to reverse the impact of accelerated amortization expense recorded during prior periods. This amount will be recognized as expense over the remaining portion of the Loss Sharing Agreement that expires in the quarter ending June 30, 2015. After evaluating the quantitative and qualitative aspects of the error and the out-of-period adjustment to the Corporation's financial results, management has determined that the misstatement and the out-of-period adjustment are not material to the 2012, 2013 and 2014 financial statements, respectively.